Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

Note 5 — Property and equipment, net

Property and equipment, net, consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Motor vehicle	360,000	917,135	125,647
Office equipment	254,319	289,688	39,687
Subtotal	614,319	1,206,823	165,334
Less: accumulated depreciation	(454,016)	(625,973)	(85,758)
Property and equipment, net	160,303	580,850	79,576

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 amounted to RMB273,796, RMB188,276 and RMB171,957 (US$23,558), respectively.